Federal Home Loan Bank Advances and Borrowings - Summary of Advances Outstanding from FHLB (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance	$ 22,000
Outstanding FHLB Advance 1 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance	2,000
Interest Basis	Fixed
Current Rate	4.06%
Maturity	Feb. 01, 2019
Outstanding FHLB Advance 2 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance	15,000
Interest Basis	Fixed
Current Rate	1.04%
Maturity	Jan. 26, 2016
Outstanding FHLB Advance 3 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance	$ 5,000
Interest Basis	Fixed
Current Rate	3.96%
Maturity	Jul. 02, 2018